Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The Company and its subsidiaries have entered into
non-cancellable
operating leases covering various facilities. Future minimum lease payments under these non-cancellable
leases were as follows:

Year Ended December 31, 2019
RMB
Within 1 year (including 1 year)	4,777
1-2 years (including 2 year)	1,027

Total	5,804